Document and Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001286973
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Type	6-K
Document Period End Date	Dec. 31, 2021
Entity File Number	001-37982
Entity Registrant Name	Americas Gold & Silver Corp
Entity Address, Address Line One	145 King Street West
Entity Address, Address Line Two	Suite 2870
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 1J8